INVENTORY	12 Months Ended
Dec. 31, 2023
Disclosure Inventory Abstract
INVENTORY

5.	INVENTORY

	December 31, 2023	December 31, 2022
	$	$
Finished goods	9,985	8,098
Work in progress – vehicles	11,560	42
Parts for resale	1,728	1,928
Total Inventory	23,273	10,068

As at December 31, 2023 and December 31, 2022, work in progress – vehicles consist of the cost of buses and trucks still being manufactured. Finished goods inventory consisted of the costs of assembled buses and trucks, as well as freight and other costs incurred directly by the Company in compiling inventory. All inventory is part of the general security agreement to secure the credit facility described in Note 8.

During the year ended December 31, 2023, the Company reduced inventory of parts for resale and finished goods by $178 (December 31, 2022 - $1,227; December 31, 2021: $nil) to reflect the net realizable value for obsolete parts and aged used buses with a corresponding increase recorded to cost of goods sold.

During the year ended December 31, 2023, the Company recognized $13,057 as the cost of inventory included as an expense in cost of sales (December 31, 2022: $14,408; December 31, 2021: $31,914).